Borrowings (Details) $ in Thousands	2 Months Ended	4 Months Ended		5 Months Ended		6 Months Ended			7 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended
	May 31, 2019 USD ($)	May 08, 2019 USD ($)	Apr. 15, 2019 USD ($)	Jun. 01, 2018 USD ($)	May 18, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jul. 02, 2018 USD ($)	Jun. 28, 2017 USD ($)	Jul. 18, 2017 USD ($)	Aug. 30, 2018 USD ($)	Dec. 13, 2018 USD ($)	Dec. 31, 2018 USD ($)	Apr. 05, 2019 USD ($)	Feb. 12, 2019 USD ($)	Jul. 31, 2018 USD ($)	Mar. 26, 2018 USD ($)	Aug. 10, 2017 USD ($)	Jun. 26, 2017 USD ($)	Mar. 14, 2017 USD ($)	Nov. 01, 2013 USD ($)	Jun. 30, 2013 USD ($)
Debt Instrument [Line Items]
Amount outstanding						$ 339,327						$ 418,538
Unamortized discount						3,786						6,629
Outstanding balance						102,759						$ 75,671
Long- term debt						$ 485,063
Term Loan B Facility
Debt Instrument [Line Items]
Issuance date						Jun. 30, 2013
Debt amount																					$ 250,000
Amount outstanding						$ 335,541
Unamortized discount						3,786
Balloon payment on the last repayment date						339,327
Write-off of deferred financing fees						482
Repayment of debt	$ 73,478
Description of assets pledged as collateral												Four drybulk vessels were released and in exchange, five drybulk vessels and $2,000 in cash substituted the released vessels, as collateral to the Term Loan B Facility.
Cash collateral to the Term Loan B Facility												$ 2,000
Write-off of deferred debt unamortized discount						$ 1,002
Term Loan B Facility Addition
Debt Instrument [Line Items]
Debt amount																	$ 53,000			$ 189,500
Description of terms of credit facility						The add-on to the Term Loan B Facility bore the same terms as the Term Loan B Facility. Navios Partners used the net proceeds to partially finance the acquisition of three vessels.
New Term Loan B Facility
Debt Instrument [Line Items]
Issuance date						Mar. 14, 2017
Debt amount																			$ 405,000
Interest rate description						LIBOR plus 500 bps
Interest rate percentage						5.00%
Repayment frequency						quarterly
Repayment installments						8
Repayment amount						$ 0
Write-off of deferred financing fees						$ 1,880
Repayment interest rate percentage						1.25%
Maturity Date						Sep. 14, 2020
Write-off of deferred debt unamortized discount						$ 1,275
June 2017 Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date						Jun. 26, 2017
Credit facility, maximum borrowing capacity																		$ 32,000
Number of loan tranches						2
Interest rate percentage						3.00%
Number of installments						9
Outstanding balance						$ 11,929
Repayment amount						569
Balloon payment on the last repayment date						$ 6,808
Interest rate description						LIBOR plus 300 bps
Maturity Date						Sep. 30, 2021
June 2017 Credit Facility | Tranche A
Debt Instrument [Line Items]
Amount drawn down								$ 17,000
Write-off of deferred financing fees											$ 117
Repayment of debt											15,070
June 2017 Credit Facility | Tranche B
Debt Instrument [Line Items]
Amount drawn down									$ 15,000
Refinance of July 2012 Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date						Jun. 28, 2017
Credit facility, maximum borrowing capacity								$ 39,000
Number of loan tranches						4
Write-off of deferred financing fees			$ 94			$ 209
Repayment of debt			12,250				$ 20,200
Refinance of July 2012 Credit Facility | Tranche A
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity						$ 32,000
Final maturity date						Sep. 30, 2020
Refinance of July 2012 Credit Facility | Tranche B
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity						$ 7,000
Final maturity date						Jun. 30, 2020
March 2018 Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date						Mar. 26, 2018
Credit facility, maximum borrowing capacity																$ 14,300
Number of loan tranches						2
Interest rate percentage						3.00%
Number of installments						16
Outstanding balance						$ 5,958
Repayment frequency						quarterly
Repayment amount						$ 298
Balloon payment on the last repayment date						$ 1,190
Interest rate description						LIBOR plus 300 bps
Maturity Date						Jun. 30, 2023
March 2018 Credit Facility | Tranche A
Debt Instrument [Line Items]
Amount drawn down					$ 7,150
March 2018 Credit Facility | Tranche B
Debt Instrument [Line Items]
Amount drawn down				$ 7,150
Write-off of deferred financing fees											95
Repayment of debt											$ 6,554
DVB 44M Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date						Jul. 31, 2018
Credit facility, maximum borrowing capacity															$ 44,000
Number of loan tranches						2
Interest rate percentage						2.90%
Number of installments						17
Outstanding balance						$ 41,607
Repayment frequency						quarterly
Repayment amount						$ 798
Balloon payment on the last repayment date						$ 28,050
Interest rate description						LIBOR plus 290 bps
Maturity Date						Sep. 30, 2023
DVB 44M Credit Facility | Tranche A
Debt Instrument [Line Items]
Amount drawn down										$ 17,500
DVB 44M Credit Facility | Tranche B
Debt Instrument [Line Items]
Amount drawn down										$ 26,500
February 2019 Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date						Feb. 12, 2019
Credit facility, maximum borrowing capacity														$ 66,000
Number of loan tranches						4
Interest rate percentage						2.60%
Outstanding balance						$ 31,350
Interest rate description						LIBOR plus 260 bps
Maturity Date						Mar. 31, 2024
February 2019 Credit Facility | Tranche A
Debt Instrument [Line Items]
Amount drawn down			15,675
February 2019 Credit Facility | Tranche B
Debt Instrument [Line Items]
Amount drawn down			$ 15,675
February 2019 Credit Facility | First eight installments
Debt Instrument [Line Items]
Number of installments						8
Repayment frequency						quarterly
Repayment amount						$ 1,112
Balloon payment on the last repayment date						$ 11,400
February 2019 Credit Facility | From ninth to twentieth installment
Debt Instrument [Line Items]
Number of installments						12
Repayment frequency						quarterly
Repayment amount						$ 922
Balloon payment on the last repayment date						$ 11,400
December 2018 Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date						Dec. 28, 2018
Credit facility, maximum borrowing capacity						$ 28,500
Number of loan tranches						3
Interest rate percentage						2.75%
Number of installments						18
Outstanding balance						$ 11,915
Repayment frequency						quarterly
Repayment amount						$ 253
Balloon payment on the last repayment date						$ 7,358
Interest rate description						LIBOR plus 275 bps
Maturity Date						Dec. 31, 2023
December 2018 Credit Facility | Tranche A
Debt Instrument [Line Items]
Amount drawn down		$ 11,915
April 2019 Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date						Apr. 05, 2019
Credit facility, maximum borrowing capacity													$ 40,000
Number of loan tranches						2
Interest rate description						LIBOR plus 275 bps
Interest rate percentage						2.75%
Debt instrument term						5 years
Description of assets pledged as collateral						refinance two Capesize vessels, previously included in the Term Loan B collateral package